Property and equipment, net (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Property and equipment, net (Details) [Line Items]
Decrease in construction payables			$ 5,744,000
Interest expense	$ 9,077	$ 7,281	28,933	$ 15,672	$ 34,724	$ 25,918
Depreciation expense					3,177,000	4,835,000
Amortization expense					340,000	353,000
Depreciation and amortization expense					1,193,000	311,000
Research and development expense					2,324,000	4,877,000
Building improvements					43,882,000	43,874,000
Accumulated depreciation					5,573,000	3,592,000
Loss on disposal of property and equipment					(10,000)	(4,843,000)
Land and related improvements for property						29,038,000
Land and related improvements for property total						16,900,000
Loss on disposal of asset held for sale						(12,138,000)
Minimum investment							$ 500,000,000
Terms of parcels of land							50 years
Percentage, parcel land							10.00%
Upfront payments							$ 6,440,000
Intangible assets of cost	301,172,000		301,172,000				$ 66,332,000
Intangible assets over life							50 years
Corresponding liability							$ 57,960,000
Develop land, percentage							90.00%
Amortized over useful life							50 years
Amortization expenses						735,000
Recognized amortization expense of grant liability						913,000
Derecognized land use of rights						58,485,000
Land use grant liability						51,103,000
Cash	$ 52,527	$ 3,241	52,527	3,241	1,124	2,221		$ 5,664	$ 278,866,000
Tax expense						2,947,000
Loss on cancellation of lease				$ (206)		11,467,000
Vendor Locations [Member]
Property and equipment, net (Details) [Line Items]
Constrction in process					208,899,000	206,824,000
Government of Zhejiang [Member]
Property and equipment, net (Details) [Line Items]
Cash						15,902,000
Construction in Process [Member]
Property and equipment, net (Details) [Line Items]
Constrction in process					251,633,000	247,133,000
CIP[Member]
Property and equipment, net (Details) [Line Items]
Constrction in process					42,734,000	40,309,000
Interest expense					$ 1,727,000	$ 1,997,000